Quarterly Holdings Report
for

Fidelity® Worldwide Fund

January 31, 2020

WLD-QTLY-0320
1.813085.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.7%
Bapcor Ltd.	726,152	$3,034,838
CSL Ltd.	28,444	5,850,039
Inghams Group Ltd.	808,523	1,899,951
Magellan Financial Group Ltd.	39,111	1,722,420
National Storage (REIT) unit	2,649,244	3,797,436
Rio Tinto Ltd.	287	18,623

TOTAL AUSTRALIA		16,323,307

Austria - 0.4%
Erste Group Bank AG	137,900	5,071,424
Wienerberger AG	142,300	4,043,292

TOTAL AUSTRIA		9,114,716

Bailiwick of Jersey - 0.6%
Clarivate Analytics PLC (a)	304,700	6,142,752
Experian PLC	126,158	4,391,306
Novocure Ltd. (a)	56,100	4,569,906

TOTAL BAILIWICK OF JERSEY		15,103,964

Belgium - 0.4%
KBC Groep NV	122,164	8,977,301
Bermuda - 1.0%
Genpact Ltd.	19,000	841,130
IHS Markit Ltd.	80,000	6,308,800
Marvell Technology Group Ltd.	664,000	15,962,560

TOTAL BERMUDA		23,112,490

Brazil - 0.1%
BM&F BOVESPA SA	285,400	3,212,133
Canada - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	153,400	5,126,857
Cenovus Energy, Inc. (Canada)	228,100	1,985,577
Constellation Software, Inc.	6,400	6,727,157
Dollarama, Inc.	68,600	2,337,293
Shopify, Inc. Class A (a)	48,000	22,354,420
Suncor Energy, Inc.	175,700	5,370,308

TOTAL CANADA		43,901,612

Cayman Islands - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	23,300	4,813,547
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,070,000	3,788,172
Meituan Dianping Class B (a)	90,066	1,140,221
PagSeguro Digital Ltd. (a)	127,400	4,139,226
Tencent Holdings Ltd.	179,700	8,569,930

TOTAL CAYMAN ISLANDS		22,451,096

China - 0.3%
AVIC Jonhon OptronicTechnology Co. Ltd.	441,400	2,361,777
Centre Testing International Group Co. Ltd. (A Shares)	1,511,000	3,487,905
Kweichow Moutai Co. Ltd. (A Shares)	9,100	1,336,538

TOTAL CHINA		7,186,220

Denmark - 0.7%
DSV A/S	51,800	5,639,811
Netcompany Group A/S (a)(b)	106,619	4,838,910
ORSTED A/S (b)	47,800	5,221,330

TOTAL DENMARK		15,700,051

France - 2.8%
BNP Paribas SA	127,300	6,755,499
Capgemini SA	55,700	6,940,318
Cegedim SA (a)	6,036	202,835
LVMH Moet Hennessy Louis Vuitton SE	26,439	11,513,453
Sanofi SA	85,100	8,206,910
Sanofi SA sponsored ADR	258,000	12,453,660
Societe Generale Series A	173,100	5,601,465
SR Teleperformance SA	26,800	6,741,072
VINCI SA	61,800	6,867,637

TOTAL FRANCE		65,282,849

Germany - 3.6%
adidas AG	23,469	7,438,887
Akasol AG (a)(b)	27,300	1,150,528
Allianz SE	44,300	10,604,908
Delivery Hero AG (a)(b)	58,000	4,478,300
Deutsche Borse AG	8,762	1,428,958
Deutsche Post AG	116,600	4,083,128
Instone Real Estate Group BV (a)(b)	74,900	1,939,634
Linde PLC	28,334	5,783,555
Morphosys AG (a)	15,400	1,933,385
MTU Aero Engines Holdings AG	21,300	6,482,087
Nexus AG	46,000	1,749,859
Rheinmetall AG	22,400	2,402,788
SAP SE	129,584	16,875,892
Scout24 AG (b)	83,400	5,748,550
Siemens AG	50,800	6,265,580
Vonovia SE	116,500	6,659,191

TOTAL GERMANY		85,025,230

Greece - 0.1%
EFG Eurobank Ergasias SA (a)	1,739,200	1,607,705
Ff Group (a)(c)	59,300	78,920

TOTAL GREECE		1,686,625

Hong Kong - 0.4%
AIA Group Ltd.	960,600	9,518,536
Hungary - 0.3%
OTP Bank PLC	127,300	5,908,828
India - 1.6%
Avenue Supermarts Ltd. (a)(b)	1,642	48,906
Axis Bank Ltd.	331,200	3,371,336
HDFC Bank Ltd.	263,424	4,499,782
HDFC Bank Ltd. sponsored ADR	140,286	8,035,582
Housing Development Finance Corp. Ltd.	271,294	9,143,360
Lupin Ltd.	1,335	13,363
Reliance Industries Ltd.	222,700	4,380,508
Sunteck Realty Ltd. (a)	253,686	1,401,302
TCNS Clothing Co. Ltd. (a)(b)	199,223	1,580,649
Tech Mahindra Ltd.	214,000	2,380,689
V-Mart Retail Ltd. (a)	127,803	3,509,329

TOTAL INDIA		38,364,806

Indonesia - 0.2%
PT Bank Central Asia Tbk	855,300	2,021,092
PT Bank Rakyat Indonesia Tbk	5,932,300	1,928,620
PT Kino Indonesia Tbk	234,500	49,155

TOTAL INDONESIA		3,998,867

Ireland - 2.4%
Accenture PLC Class A	192,000	39,400,320
Cairn Homes PLC	2,567,039	3,473,309
CRH PLC	105,800	3,972,455
Dalata Hotel Group PLC	258,074	1,306,580
DCC PLC (United Kingdom)	14,900	1,206,499
Greencore Group PLC	367,415	1,191,581
Horizon Pharma PLC (a)	25,000	862,250
Kerry Group PLC Class A	41,200	5,268,387

TOTAL IRELAND		56,681,381

Italy - 0.4%
Intesa Sanpaolo SpA	1,287,500	3,197,527
Moncler SpA	36,500	1,578,733
Recordati SpA	119,400	5,115,407

TOTAL ITALY		9,891,667

Japan - 5.9%
A/S One Corp.	67,200	6,089,739
Astellas Pharma, Inc.	286,800	5,067,793
Daiichi Sankyo Kabushiki Kaisha	55,900	3,777,560
Daiichikosho Co. Ltd.	55,700	2,705,763
Fanuc Corp.	40,600	7,394,478
GMO Payment Gateway, Inc.	23,800	1,530,420
Hoya Corp.	118,300	11,321,951
Kao Corp.	44,900	3,581,098
Keyence Corp.	28,940	9,728,385
Lasertec Corp.	101,400	4,964,158
Minebea Mitsumi, Inc.	241,100	4,683,611
Misumi Group, Inc.	60,900	1,511,131
Mitsubishi UFJ Financial Group, Inc.	638,800	3,279,994
MonotaRO Co. Ltd.	82,800	1,986,186
Nintendo Co. Ltd.	18,300	6,731,759
NSD Co. Ltd.	276,800	4,459,918
Olympus Corp.	313,500	5,065,298
Oracle Corp. Japan	49,900	4,319,224
ORIX Corp.	288,600	4,875,166
PALTAC Corp.	41,700	1,951,247
Persol Holdings Co., Ltd.	154,300	2,758,603
Recruit Holdings Co. Ltd.	97,300	3,792,394
Relo Group, Inc.	243,100	6,491,711
Shiseido Co. Ltd.	30,500	1,963,609
SMC Corp.	5,900	2,546,849
SMS Co., Ltd.	92,400	2,288,603
SoftBank Corp.	122,500	4,945,884
Sony Corp.	76,500	5,349,408
Terumo Corp.	117,000	4,211,504
THK Co. Ltd.	74,900	1,867,327
Yahoo! Japan Corp.	722,500	2,869,727
Zozo, Inc.	153,300	2,553,326

TOTAL JAPAN		136,663,824

Kenya - 0.1%
Safaricom Ltd.	5,920,700	1,797,461
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	135,020	6,234,151
Malta - 0.0%
Kambi Group PLC (a)	56,160	759,542
Netherlands - 2.6%
Adyen BV (a)(b)	1,000	921,621
AerCap Holdings NV (a)	34,100	1,930,401
Argenx SE ADR (a)	28,032	4,044,737
ASML Holding NV	8,000	2,245,280
ASML Holding NV (Netherlands)	43,300	12,151,599
Basic-Fit NV (a)(b)	62,600	2,322,317
NXP Semiconductors NV	151,800	19,257,348
Prosus NV (a)	26,300	1,902,630
RHI Magnesita NV	42,522	1,793,441
Unilever NV	241,427	14,087,802

TOTAL NETHERLANDS		60,657,176

New Zealand - 0.5%
EBOS Group Ltd.	243,034	3,730,428
Fisher & Paykel Healthcare Corp.	100,490	1,503,206
Ryman Healthcare Group Ltd.	614,875	6,518,740

TOTAL NEW ZEALAND		11,752,374

Norway - 0.8%
Adevinta ASA Class B	393,371	4,798,485
Equinor ASA	262,680	4,773,560
Kongsberg Gruppen ASA	281,500	4,376,464
Schibsted ASA (A Shares)	180,300	5,457,251

TOTAL NORWAY		19,405,760

Philippines - 0.1%
D&L Industries, Inc.	7,836,300	1,353,218
Poland - 0.0%
CD Projekt RED SA	13,400	973,904
South Africa - 0.2%
Clicks Group Ltd.	83,000	1,350,917
Naspers Ltd. Class N	23,300	3,779,179

TOTAL SOUTH AFRICA		5,130,096

Spain - 0.5%
Cellnex Telecom SA (b)	142,264	7,087,383
Euskaltel, S.A. (b)	243,700	2,297,342
Masmovil Ibercom SA (a)	133,405	2,796,308

TOTAL SPAIN		12,181,033

Sweden - 1.1%
ASSA ABLOY AB (B Shares)	157,700	3,743,213
EQT AB (a)	60,900	773,673
Ericsson (B Shares)	803,600	6,318,247
Indutrade AB	180,079	6,502,141
Securitas AB (B Shares)	176,000	2,774,309
Svenska Handelsbanken AB (A Shares)	465,200	4,557,663

TOTAL SWEDEN		24,669,246

Switzerland - 3.6%
Kaba Holding AG (B Shares) (Reg.)	334	210,137
Lonza Group AG	28,682	11,797,974
Nestle SA (Reg. S)	212,380	23,423,964
Partners Group Holding AG	7,664	7,040,186
Roche Holding AG (participation certificate)	70,829	23,760,907
Schindler Holding AG (participation certificate)	13,058	3,381,089
Sika AG	55,339	9,968,144
Swiss Re Ltd.	47,700	5,397,944

TOTAL SWITZERLAND		84,980,345

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	841,000	8,626,563
United Kingdom - 6.3%
Anglo American PLC (United Kingdom)	150,098	3,935,547
AstraZeneca PLC:
(United Kingdom)	167,192	16,355,998
sponsored ADR	521,000	25,372,700
Aviva PLC	557,300	2,920,528
Beazley PLC	506,100	3,618,872
Big Yellow Group PLC	178,100	2,772,785
BP PLC	2,459,773	14,808,100
Compass Group PLC	217,034	5,365,564
Cranswick PLC	55,109	2,599,396
Dechra Pharmaceuticals PLC	91,200	3,425,018
Diageo PLC	141,448	5,593,295
Hilton Food Group PLC	374,800	5,226,391
HomeServe PLC	273,200	4,624,951
John David Group PLC	349,500	3,792,728
JTC PLC (b)	412,000	2,333,957
Keywords Studios PLC	94,600	1,539,006
Lloyds Banking Group PLC	6,750,100	5,039,191
London Stock Exchange Group PLC	62,381	6,446,502
M&G PLC (a)	1,416,442	4,492,729
Network International Holdings PLC (b)	627,000	5,033,957
Ocado Group PLC (a)	190,400	3,076,163
Prudential PLC	302,042	5,370,424
Rotork PLC	683,381	2,746,017
Standard Life PLC	1,026,400	4,086,414
Vistry Group PLC	152,614	2,781,070
Zegona Communications PLC	1,720,600	2,499,258

TOTAL UNITED KINGDOM		145,856,561

United States of America - 56.6%
10X Genomics, Inc. (a)(d)	26,700	2,440,113
Activision Blizzard, Inc.	45,000	2,631,600
Adobe, Inc. (a)	143,124	50,256,561
Advanced Micro Devices, Inc. (a)	86,500	4,065,500
Alnylam Pharmaceuticals, Inc. (a)	87,000	9,986,730
Alphabet, Inc. Class A (a)	47,500	68,057,050
Alteryx, Inc. Class A (a)(d)	4,000	557,880
Amazon.com, Inc. (a)	27,300	54,838,056
American Tower Corp.	159,500	36,962,530
AMETEK, Inc.	14,000	1,360,100
Amphenol Corp. Class A	160,848	15,999,551
ANSYS, Inc. (a)	26,000	7,132,580
Apple, Inc.	241,000	74,591,910
Autodesk, Inc. (a)	17,000	3,346,450
AutoZone, Inc. (a)	5,000	5,289,800
Bank of America Corp.	757,300	24,862,159
Boston Scientific Corp. (a)	982,000	41,116,340
Broadcom, Inc.	14,700	4,485,852
Bruker Corp.	12,000	593,640
Caterpillar, Inc.	21,100	2,771,485
CDW Corp.	17,000	2,217,650
Centene Corp. (a)	99,000	6,218,190
Ceridian HCM Holding, Inc. (a)	92,000	6,742,680
Charter Communications, Inc. Class A (a)	8,000	4,139,680
Citigroup, Inc.	73,000	5,431,930
Costco Wholesale Corp.	36,000	10,998,720
D.R. Horton, Inc.	22,000	1,302,400
Deckers Outdoor Corp. (a)	27,000	5,154,570
Eli Lilly & Co.	225,000	31,419,000
Encompass Health Corp.	2	154
Estee Lauder Companies, Inc. Class A	14,000	2,732,240
Facebook, Inc. Class A (a)	264,000	53,304,240
Fair Isaac Corp. (a)	4,000	1,609,520
Fidelity National Information Services, Inc.	64,000	9,194,240
Fiserv, Inc. (a)	79,000	9,370,190
General Electric Co.	310,000	3,859,500
Global Payments, Inc.	59,000	11,531,550
GoDaddy, Inc. (a)	39,000	2,621,190
Haemonetics Corp. (a)	8,000	859,120
Harris Corp.	21,000	4,647,930
Humana, Inc.	82,300	27,672,552
Illinois Tool Works, Inc.	13,000	2,274,740
Intel Corp.	124,900	7,984,857
Intercept Pharmaceuticals, Inc. (a)	24,060	2,223,385
Intuit, Inc.	13,700	3,841,206
Intuitive Surgical, Inc. (a)	14,000	7,836,920
ITT, Inc.	21,000	1,408,680
Jones Lang LaSalle, Inc.	4,000	679,280
JPMorgan Chase & Co.	264,500	35,009,220
Kansas City Southern	199,000	33,569,310
Lam Research Corp.	100,000	29,821,000
Lowe's Companies, Inc.	124,000	14,413,760
lululemon athletica, Inc. (a)	7,300	1,747,547
Marriott International, Inc. Class A	41,100	5,756,466
MasterCard, Inc. Class A	151,300	47,801,722
Micron Technology, Inc. (a)	428,000	22,722,520
Microsoft Corp.	585,000	99,584,544
Moody's Corp.	179,000	45,965,410
Morgan Stanley	58,000	3,031,080
MSCI, Inc.	20,000	5,716,000
NextEra Energy, Inc.	37,000	9,923,400
NICE Systems Ltd. sponsored ADR (a)	6,000	1,033,800
NIKE, Inc. Class B	93,000	8,955,900
Norfolk Southern Corp.	61,000	12,700,810
Northrop Grumman Corp.	14,000	5,243,980
Nutanix, Inc. Class A (a)	5,407	175,565
NVIDIA Corp.	139,000	32,863,770
PACCAR, Inc.	74,000	5,491,540
PayPal Holdings, Inc. (a)	150,000	17,083,500
Penn National Gaming, Inc. (a)	200	5,966
Prologis, Inc.	361,200	33,548,256
Qualcomm, Inc.	39,000	3,327,090
Regeneron Pharmaceuticals, Inc. (a)	7,000	2,365,580
Ross Stores, Inc.	22,000	2,468,180
S&P Global, Inc.	142,628	41,894,122
ServiceNow, Inc. (a)	3,000	1,014,690
Sherwin-Williams Co.	7,000	3,898,930
Square, Inc. (a)	65,000	4,854,850
Stryker Corp.	50,000	10,535,000
T-Mobile U.S., Inc. (a)	44,000	3,484,360
T. Rowe Price Group, Inc.	33,000	4,406,490
The Walt Disney Co.	100,500	13,900,155
TJX Companies, Inc.	184,000	10,863,360
TransMedics Group, Inc.	192,000	3,361,920
UnitedHealth Group, Inc.	153,000	41,684,850
Verisk Analytics, Inc.	10,000	1,624,700
Vertex Pharmaceuticals, Inc. (a)	30,000	6,811,500
Visa, Inc. Class A	192,600	38,321,622
Waste Management, Inc.	36,000	4,381,200
Wayfair LLC Class A (a)	19,246	1,803,350
XP, Inc. Class A (a)	11,500	461,610
Zebra Technologies Corp. Class A (a)	27,000	6,453,540

TOTAL UNITED STATES OF AMERICA		1,318,704,366

TOTAL COMMON STOCKS
(Cost $1,745,282,434)		2,281,187,299

Nonconvertible Preferred Stocks - 0.2%
Germany - 0.2%
Volkswagen AG
(Cost $4,094,514)	21,400	3,853,873

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.58% (e)	39,356,768	39,364,639
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	3,063,594	3,063,900
TOTAL MONEY MARKET FUNDS
(Cost $42,424,995)		42,428,539
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,791,801,943)		2,327,469,711
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,959,116
NET ASSETS - 100%		$2,329,428,827

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,791,556 or 2.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,331
Fidelity Securities Lending Cash Central Fund	32,304
Total	$137,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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